      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                           EMERGING MARKETS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

The Board of Trustees has approved an amendment to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") by and among the Credit Suisse Trust, on behalf of the portfolio, Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser, and Credit Suisse Asset Management Limited (the "Sub-Adviser"). Pursuant to this amendment, effective May 14, 2002, CSAM (and not your portfolio) will pay the Sub-Adviser an annual fee of $250,000 (the "Total Fee"). The Total Fee shall be an aggregate fee paid for services rendered with respect to your portfolio and such other Credit Suisse Funds for which the Sub-Adviser has been appointed to act as sub-investment adviser. The Board of Trustees may in the future approve further amendments to reallocate the management fees between CSAM and the Sub-Adviser.

IMPORTANTLY, YOU SHOULD NOTE THAT THE AMENDMENT WILL NOT AFFECT THE AGGREGATE AMOUNT OF FEES OR EXPENSES CHARGED TO YOU BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: June 7, 2002                                                TREMK-16-0602
                                                                           CSGTA

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                          GLOBAL TECHNOLOGY PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

The Board of Trustees has approved an amendment to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") by and among the Credit Suisse Trust, on behalf of the portfolio, Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser, and Credit Suisse Asset Management Limited (the "Sub-Adviser"). Pursuant to this amendment, effective May 14, 2002, CSAM (and not your portfolio) will pay the Sub-Adviser an annual fee of $250,000 (the "Total Fee"). The Total Fee shall be an aggregate fee paid for services rendered with respect to your portfolio and such other Credit Suisse Funds for which the Sub-Adviser has been appointed to act as sub-investment adviser. The Board of Trustees may in the future approve further amendments to reallocate the management fees between CSAM and the Sub-Adviser.

IMPORTANTLY, YOU SHOULD NOTE THAT THE AMENDMENT WILL NOT AFFECT THE AGGREGATE AMOUNT OF FEES OR EXPENSES CHARGED TO YOU BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: June 7, 2002                                                TRGLT-16-0602